Securities Transactions	3 Months Ended
Jan. 31, 2012
Securities Transactions Disclosure [Abstract]
Securities Transactions [Text Block]
9.	Securities Transactions

Common Stock issued to Officers and Directors

During the three months ended January 31, 2012, pursuant to his compensation arrangement, the Company issued 150,000 shares of common stock to its Chief Executive Officer, Michael W. Brennan, at prices ranging from $0.0055 to $0.0065 per share. The aggregate fair market value of the shares was determined to be $906.

Common Stock Issued in Private Placement Transactions

Between November 1, 2011 and January 31, 2012, Dutchess Opportunity Fund purchased 14,191,447 shares of common stock in three separate transactions at prices ranging from $0.004 to $0.0056 per share under the terms of the May 4, 2010 Securities Purchase Agreement. Net of $14,414 in fees and expenses, the Company received proceeds of $54,517 and a common stock subscription in the sum of $1,250 as of January 31, 2012.

Common Stock Issued in Cancellation of Debt

Between November 10, 2011 and January 30, 2012, the Company issued 40,735,526 shares of common stock to Asher Enterprises, Inc. upon conversion of $80,500 in convertible notes, plus $2,700 in accrued interest thereon, at prices ranging from $0.0015 to $0.003 per share.